Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s commitments as of December 31, 2025 (in thousands):

	2026	2027	2028	2029	2030	Thereafter	Total Payments Required
Purchase of content and services	$8,558	690	5	0	0	0	9,253
Purchase of bandwidth	4,756	0	0	0	0	0	4,756
Royalties and expenditures for licensed content of games	1,423	712	1,067	0	0	0	3,202
Operating lease obligations	2,497	110	31	0	0	0	2,638
Others	188	60	0	0	0	0	248

Total Payments Required	$17,422	1,572	1,103	0	0	0	20,097